Equity (Details)										1 Months Ended				6 Months Ended	12 Months Ended
	Jun. 05, 2023 shares	Mar. 09, 2023 USD ($) $ / shares shares	Mar. 01, 2023 shares	Jan. 13, 2023 shares	Aug. 08, 2022 shares	Jun. 01, 2021 USD ($) $ / shares shares	Sep. 08, 2020 $ / shares shares	Sep. 10, 2019	Jul. 02, 2019	Jan. 25, 2023 USD ($) shares	Jan. 25, 2023 CNY (¥) shares	Jul. 21, 2022 USD ($) $ / shares shares	Jan. 28, 2021 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Mar. 20, 2023 shares	Mar. 16, 2023 shares	Jun. 30, 2021 $ / shares shares	Jan. 31, 2021 $ / shares shares	Jan. 24, 2019 $ / shares shares
Equity (Details) [Line Items]
Ordinary shares, shares authorized							50,000,000							100,000,000	100,000,000					50,000
Ordinary shares (in Dollars per share) | $ / shares													$ 4	$ 0.001	$ 0.001					$ 1
Ordinary shares							50,000					10,000,000						1,794,871
Additional authorized shares description							The Company also registered an additional authorized number of ordinary shares of 50,000,000 of par value of $0.001 per share and preferred shares of 10,000 of no par value. Then the shareholders surrendered a pro-rata number of ordinary shares of 42,200,000 to the Company for no consideration and thereafter those shares were cancelled. Following the surrender, the issued and outstanding ordinary shares were 7,800,000 of par value of $0.001 per share.
Shares issued						0.7							3,038,500
Shareholders at par value (in Dollars per share) | $ / shares		$ 0.001											$ 0.001
Gross proceeds (in Dollars) | $		$ 14,400,000				$ 12,000,000						$ 8,000,000	$ 12,154,000
Net proceeds (in Dollars) | $						$ 10,881,576
Offering price, per share (in Dollars per share) | $ / shares						$ 4.68						$ 0.8
Share-based compensation restricted shares					1,000,000
Restricted shares			178,922	1,000,000	790,000
Additional ordinary shares, description										the Company entered into an equity transfer agreement with the Sellers for the transfer of 100% of the equity interest in and all assets in Changzhou Sixun to Jiangsu New Energy for RMB59,400,000, of which (i) RMB5,000,000 was to be paid in cash, and (ii) the remaining RMB54,400,000 (approximately $8,080,448) which is to be paid by issuing additional ordinary shares of the Company, with a selling restriction period of six months.	the Company entered into an equity transfer agreement with the Sellers for the transfer of 100% of the equity interest in and all assets in Changzhou Sixun to Jiangsu New Energy for RMB59,400,000, of which (i) RMB5,000,000 was to be paid in cash, and (ii) the remaining RMB54,400,000 (approximately $8,080,448) which is to be paid by issuing additional ordinary shares of the Company, with a selling restriction period of six months.
Shares of public offering	10,000,000	18,000,000
Value of ordinary										$ 8,080,448	¥ 54,400,000
Shareholders at par value (in Dollars per share) | $ / shares		$ 0.8
Warrant shares																		217,948	224,289
Net profit after income tax percentage														10.00%
Statutory reserve														50.00%
Restricted net assets (in Dollars) | $														$ 28,380,642	$ 28,378,076
Receivables from a shareholder (in Dollars) | $															$ 98,791
Exercise price per share (in Dollars per share) | $ / shares																		$ 4.68
Ordinary share excise price (in Dollars per share) | $ / shares																		$ 5.85
IPO [Member]
Equity (Details) [Line Items]
Ordinary shares						2,564,102
Net proceeds (in Dollars) | $													$ 10,845,638
Ordinary shares, per share (in Dollars per share) | $ / shares						$ 0.001
Warrant [Member]
Equity (Details) [Line Items]
Ordinary shares																			303,850
Warrant shares														1,681,011		169,513	162,295
Exercise price per share (in Dollars per share) | $ / shares																			$ 4.4
Share price (in Dollars per share) | $ / shares																			$ 4.4
Maximum [Member]
Equity (Details) [Line Items]
Ordinary shares (in Dollars per share) | $ / shares							$ 1
Minimum [Member]
Equity (Details) [Line Items]
Ordinary shares (in Dollars per share) | $ / shares							$ 0.001
Common Stock [Member]
Equity (Details) [Line Items]
Shares of public offering										7,667,943	7,667,943
Ordinary Shares [Member]
Equity (Details) [Line Items]
Warrant shares																169,513	162,295
Hengmao [Member]
Equity (Details) [Line Items]
Equity interest percentage														19.13%
Dilang [Member]
Equity (Details) [Line Items]
Equity interest percentage														20.00%
Cenbird E-Motorcycle [Member]
Equity (Details) [Line Items]
Equity interest percentage									49.00%
Changzhou Higgs [Member]
Equity (Details) [Line Items]
Equity interest percentage								40.00%